SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	0	0
Concentration of credit risk	250,000
Cash	975,319	$ 1,905,123
Sale of Stock, Consideration Received on Transaction, Offering Costs	10,000,000
Payment Of Deferred Underwriting Commissions	17,500,000
Payments of Stock Issuance Costs	28,550,129
Other offering costs	$ 1,050,129